Inventories - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Inventory write-offs	€ 94.5	€ 484.6
Costs of inventories	€ 354.4	€ 1,550.6